Notes Payable (Details) - Schedule of notes payable - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Notes Payable (Details) - Schedule of notes payable [Line Items]
Convertible promissory note	$ 28,058,179	$ 27,958,333
Less: current portion, unrelated parties	(25,058,179)	(10,250,000)
current portion, related parties	(3,000,000)	(3,000,000)
Total notes payable – long-term		14,708,333
Schlumberger Technology Corp.[Member]
Notes Payable (Details) - Schedule of notes payable [Line Items]
Convertible promissory note	1,500,000	1,500,000
Transocean Inc.[Member]
Notes Payable (Details) - Schedule of notes payable [Line Items]
Convertible promissory note	1,500,000	1,500,000
Goradia Capital, LLC [Member]
Notes Payable (Details) - Schedule of notes payable [Line Items]
Convertible promissory note	5,000,000	5,000,000
Material Impact Fund II, L.P. [Member]
Notes Payable (Details) - Schedule of notes payable [Line Items]
Convertible promissory note	5,000,000	5,000,000
In-Q-Tel, Inc.[Member]
Notes Payable (Details) - Schedule of notes payable [Line Items]
Convertible promissory note	250,000	250,000
RCB Equities #1, LLC [Member]
Notes Payable (Details) - Schedule of notes payable [Line Items]
Convertible promissory note	$ 14,808,179	$ 14,708,333